Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of other equity instruments [line items]
Borrowings		€ 2,356	€ 4,051	[1]	€ 9,661
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings		745	1,226
Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Borrowings		500	500
Perpetual contingent convertible securities [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings		€ 500	500
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Coupon rate	[2]	5.625%
Coupon date		Semi-annually, April 15
Borrowing maturity		2029
Borrowings		€ 500	500
Borrowings currency		EUR
EUR 500 million [member] | Perpetual contingent convertible securities [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Coupon rate	[2]	5.625%
Coupon date		Semi-annually, April 15
Borrowing maturity		2029
Borrowings		€ 500	€ 500
Borrowings currency		EUR

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.